Taxation - Schedule of Reconciliation Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation Statutory Income Tax Rate [Abstract]
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of non-deductible items	(0.70%)	(2.70%)	(2.70%)
Tax effect of undeclared expenses	(4.70%)
Tax effect of impairment loss	(1.50%)
Tax effect of fair value changes	(0.10%)
Tax effect of share-based compensation	(1.70%)
Tax effect of income tax rate differences in jurisdictions other than the PRC	(6.10%)
Tax effect of net operating loss not applicable to carryforwards	(5.80%)	(8.30%)
Changes in valuation allowance	(4.40%)	(14.00%)	(22.30%)
Effective tax rate